Investment in Associated Entity - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Capital Investment			$ 3,517	$ 25,742
Caserones
Disclosure of associates [line items]
Net smelter return royalty, percentage	0.418%
Payments for net smelter return royalties	$ 34,100
Proportion of ownership interest in joint operation, percentage	50.00%
SLM California
Disclosure of associates [line items]
Net smelter return royalty, percentage			0.7775%	0.7335%
The Company's ownership %			40.00%	37.70%
Capital Investment			$ 3,517	$ 25,742
Additional ownership interests in associates, percentage			2.26%	16.23%
Share of royalty income of associates and joint ventures accounted for using equity method			$ 10,407	$ 7,120
SLM California | Acquisition Of Interests
Disclosure of associates [line items]
Net smelter return royalty, percentage		0.8306%
Capital Investment		$ 4,742
Additional ownership interests in associates, percentage		2.737%
SLM California | Caserones
Disclosure of associates [line items]
Net smelter return royalty, percentage	2.88%		0.418%
Tercero [Member] | SLM California
Disclosure of associates [line items]
Proportion of voting rights held in associate, percentage			50.00%
Tercero [Member] | SLM California | Share Purchase Agreement
Disclosure of associates [line items]
The Company's ownership %	43.00%
Capital Investment	$ 68,200
Proportion of voting rights held in associate, percentage	67.50%